Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2011
Concentrations of Credit Risk
Concentrations of Credit Risk

(18)                          Concentrations of Credit Risk

Concentration risks

Details of the customers accounting for 10% or more of total net revenues from commissions and fees are as follows:

	Year ended December 31,
	2009	% of sales	2010	% of sales	2011	% of sales
	RMB		RMB		RMB
PICC Property and Casualty Company Limited (“PICC”)	225,834	21%	275,785	22%	331,556	22%
China Pacific Property Insurance Co., Ltd.	196,481	18%	202,215	16%	184,717	12%
Ping An Property & Casualty Insurance Company of China, Ltd.	139,979	13%	156,091	13%	181,088	12%
	562,294	52%	634,091	51%	697,361	46%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31,
	2010	%	2011	%
	RMB		RMB
PICC	34,572	14%	31,982	18%
Aviva-Cofco Life Insurance Co., Ltd.	62,509	26%	17,021	10%
	97,081	40%	49,003	28%

The Group performs ongoing credit evaluations of its customers and generally does not require collateral on accounts receivable.

The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality.

Substantially all of the Group’s revenues for the three years ended December 31, 2009, 2010 and 2011 were generated from the PRC. A substantial portion of the identifiable assets of the Group is located in the PRC. Accordingly, no geographical segments are presented.

Currency risk

Except for the proceeds from the initial public offering and the follow-on offering (which were in USD), substantially all of the revenue-generating operations of the Group are transacted in RMB, which is not fully convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted by the People’s Bank of China. However, the unification of the exchange rate does not imply convertibility of RMB into USD or other foreign currencies. All foreign exchange transactions must take place either through the People’s Bank of China or other institutions authorized to buy and sell foreign exchange or at a swap center. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.